Earnings per share	12 Months Ended
Jun. 30, 2023
Earnings per share
30. Earnings per share

30. Earnings per share

(a) Basic

Basic earnings per share amounts are calculated in accordance with IAS 33, by dividing the profit attributable to equity holders of the Group by the weighted average number of common shares outstanding during the year, excluding common shares purchased by the Group and held as treasury shares.

	06.30.2023	06.30.2022	06.30.2021
Profit/ (loss) for the year from continuing operations attributable to equity holders of the parent	43,870	79,954	(27,146)
Loss for the year from discontinued operations attributable to equity holders of the parent	-	-	(17,287)
Profit/ (loss) for the year attributable to equity holders of the parent	43,870	79,954	(44,433)
Weighted average number of common shares outstanding	602	609	544
Basic earnings per share (ii)	72.87	131.29	(81.68)

(b) Diluted

Diluted earnings per share amounts are calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential shares. The Group holds treasury shares and, as of fiscal year 2021, warrants associated with incentive plans with potentially dilutive effect.

	06.30.2023	06.30.2022	06.30.2021
Profit/ (loss) for the year from continuing operations attributable to equity holders of the parent	43,870	79,954	(27,146)
Loss for the year from discontinued operations attributable to equity holders of the parent	-	-	(17,287)
Profit/ (loss) for the year per share attributable to equity holders of the parent	43,870	79,954	(44,433)
Weighted average number of common shares outstanding	685	679	544
Diluted earnings per share (i)(ii)	64.04	117.75	(81.68)

(i) Given that the result for the year ended June 30, 2021 showed losses, there is no diluted effect of said result.

(ii) Earnings per share for 2022 and 2021 show the comparative impact in the capital increases, where there was no corresponding change in the entity’s resources.

Below is a reconciliation between the weighted average number of ordinary shares outstanding and the weighted average number of diluted ordinary shares, considered for the calculation of earnings per share:

	06.30.2023	06.30.2022	06.30.2021
Weighted average number of shares outstanding	602	609	544
Treasury shares	(9)	(20)	-
Warrants	92	90	-
Weighted average number of common shares diluted	685	679	544